Taxes - Components of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Income tax by location Line item
Income tax benefit	$ 155,066	$ (41,305)
UNITED ARAB EMIRATES
Income tax by location Line item
Income tax benefit	$ (78,018)	$ (41,305)